Croft Value Fund
Investment Objective
The Value Fund’s investment objective is growth of capital.
Fees And Expenses
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Croft Value Fund	Class I	Class R
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Croft Value Fund		Class I	Class R
Management Fees		0.94%	0.94%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.10%	0.11%
Acquired Fund Fees and Expenses	[1]	none	none
Total Annual Fund Operating Expenses		1.04%	1.30%
[1]	The actual acquired fund fees and expenses in the table above were less than 0.01% for class I and class R, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Croft Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	106	331	574	1,271
Class R	132	412	713	1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.82% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. and foreign companies that Croft-Leominster, Inc. (the “Manager”) believes are undervalued.  The Manager's investment philosophy is value-oriented and at times somewhat contrarian to the marketplace.  The Manager employs a disciplined, bottom-up approach to select securities for investment, but generally does not attempt to time the market, reach for speculative gains, or overly rely on top-down macro-economic trends.  The Manager applies this philosophy toward its goal of capital appreciation and reduced risk.

The Manager aims to invest in a diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow and price to book value.  In making investment decisions for the Fund, the Manager considers the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable.

Principal Investment Risks

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations because the Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio.

The stocks in which the Fund invests may not be undervalued as expected.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may under perform when growth investing is in favor.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.

The Fund’s investments in smaller capitalization companies are subject to the risk that the earnings and prospects of smaller companies are more volatile than larger companies and may experience higher failure rates than do larger companies.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Fund Performance

The performance information that follows illustrates the variability of the Fund’s Class R returns, which provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s Class R performance from year to year for each calendar year.  The table shows how the Fund’s Class R average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Class R Annual Total Returns for the years ended December 31st

*The Fund’s Class R year-to-date return as of June 30, 2013 was 6.87%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest                 For the                    Lowest                 For the

Quarterly             Quarter                  Quarterly               Quarter

Return                   Ended                     Return                  Ended

21.66%               (6/30/09)                 (25.40%)            (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Croft Value Fund	1 Year	5 Years	10 Years
- Comparison Index - S&P 500 (reflects no deductions for fees, expenses or taxes)	15.88%	1.65%	7.02%
Class R	16.18%	0.20%	9.12%
Class R Returns after Taxes on Distributions	15.81%	(0.12%)	8.51%
Class R Returns After Taxes on Distributions and Sale of Fund Shares	13.52%	(0.02%)	7.82%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Croft Income Fund
Investment Objective
The Income Fund’s investment objective is high current income with moderate risk to principal.
Fees And Expenses
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Croft Income Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Croft Income Fund
Management Fees		0.79%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.48%
Acquired Fund Fees and Expenses	[1]	0.05%
Total Annual Fund Operating Expenses		1.57%
Less Waivers/Reimbursements	[2]	(0.42%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		1.15%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Manager has contractually agreed to waive its fees and/or reimburse Fund expenses through August 30, 2014 to limit Total Annual Fund Operating Expenses (excluding brokerage commissions, underlying fund fees and expenses or extraordinary expenses) to 1.10%. The agreement may be terminated only by the Corporation's Board of Directors on 60 days' written notice to the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and taking into account the fee waiver for “1 Year” only your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Croft Income Fund	117	455	815	1,832

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.38% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in U.S. corporate bonds and securities issued by the U.S. Government and its agencies that are considered investment grade or better.  The Fund invests to a lesser but still significant extent in U.S.-traded fixed income securities that are rated below “investment grade” or that are not rated. These lower-rated securities are often referred to as “high yield securities” or “junk bonds.” The Fund may invest in bonds and U.S. Government and agency securities of any maturity.  In making investment decisions for the Fund, the Manager considers the company’s projected future cash flow relative to debt service requirements, the underlying value of the company’s assets that may be monetized to service debt and other factors.  The Manager selects U.S. Government and agency securities by identifying those that offer the highest yield or expected appreciation compared to other securities with similar structure and maturity.  The Manager generally sells a security when it reaches its full potential value, based on a fundamental analysis, or when its risk return ratio becomes unfavorable.

Principal Investment Risks

The Fund’s shares will fluctuate in value in response to interest rate changes and other factors, which may cause you to lose all or a substantial part of your investment.

The Fund’s net asset value, yield and total return may be affected by a decline in the price of bonds held by the Fund or a default on an underlying obligation. Conversely, during periods of rising interest rates, the values of such securities generally decline.  Generally, the longer the maturity of the fixed-income security, the more the value will decline when interest rates rise.  High-yield junk bonds are especially sensitive to changes in interest rates.

Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will affect the value of the Fund’s investment. The prices of below investment grade securities are likely to be heavily affected by changes in levels of economic activity and issuer creditworthiness.

The Fund’s investments in high-yield junk bonds involves greater risk of default or price decline than investments in investment grade securities because high-yield junk bonds may have greater price volatility and limited liquidity in the secondary market.

Fund Performance

The performance information that follows below illustrates the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for each calendar year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

*The year-to-date return as of June 30, 2013 was (0.23)%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest                 For the                    Lowest                 For the

Quarterly             Quarter                  Quarterly               Quarter

Return                   Ended                     Return                  Ended

6.09%                 (6/30/03)                  (2.75%)             (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	10 Years
Croft Income Fund - Comparison Index - Barclays Aggregate Bond Intermediate Government Credit Index (reflects no deductions for fees, expenses or taxes)	3.89%	5.18%	4.62%
Croft Income Fund	3.56%	3.97%	5.10%
Croft Income Fund Returns after Taxes on Distributions	2.58%	2.63%	3.51%
Croft Income Fund Returns After Taxes on Distributions and Sale of Fund Shares	2.46%	2.60%	3.44%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2013
Registrant Name	dei_EntityRegistrantName	Croft Funds Corp
Central Index Key	dei_EntityCentralIndexKey	0000927437
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Sep 1, 2013
Croft Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Value Fund’s investment objective is growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.82%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of U.S. and foreign companies that Croft-Leominster, Inc. (the “Manager”) believes are undervalued.  The Manager's investment philosophy is value-oriented and at times somewhat contrarian to the marketplace.  The Manager employs a disciplined, bottom-up approach to select securities for investment, but generally does not attempt to time the market, reach for speculative gains, or overly rely on top-down macro-economic trends.  The Manager applies this philosophy toward its goal of capital appreciation and reduced risk.

The Manager aims to invest in a diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow and price to book value.  In making investment decisions for the Fund, the Manager considers the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations because the Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio.

The stocks in which the Fund invests may not be undervalued as expected.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may under perform when growth investing is in favor.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.

The Fund’s investments in smaller capitalization companies are subject to the risk that the earnings and prospects of smaller companies are more volatile than larger companies and may experience higher failure rates than do larger companies.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks involves risk and you may lose all or a substantial part of your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows illustrates the variability of the Fund’s Class R returns, which provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s Class R performance from year to year for each calendar year.  The table shows how the Fund’s Class R average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-746-3322
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.croftfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R Annual Total Returns for the years ended December 31st
Annual Return 2003	rr_AnnualReturn2003	34.50%
Annual Return 2004	rr_AnnualReturn2004	13.50%
Annual Return 2005	rr_AnnualReturn2005	10.80%
Annual Return 2006	rr_AnnualReturn2006	17.82%
Annual Return 2007	rr_AnnualReturn2007	19.01%
Annual Return 2008	rr_AnnualReturn2008	(42.85%)
Annual Return 2009	rr_AnnualReturn2009	38.13%
Annual Return 2010	rr_AnnualReturn2010	18.44%
Annual Return 2011	rr_AnnualReturn2011	(7.03%)
Annual Return 2012	rr_AnnualReturn2012	16.18%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

*The Fund’s Class R year-to-date return as of June 30, 2013 was 6.87%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest                 For the                    Lowest                 For the

Quarterly             Quarter                  Quarterly               Quarter

Return                   Ended                     Return                  Ended

21.66%               (6/30/09)                 (25.40%)            (12/31/08)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Croft Value Fund | - Comparison Index - S&P 500 (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.88%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Croft Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Croft Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_AverageAnnualReturnYear01	16.18%
5 Years	rr_AverageAnnualReturnYear05	0.20%
10 Years	rr_AverageAnnualReturnYear10	9.12%
Croft Value Fund | Class R | Returns after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	8.51%
Croft Value Fund | Class R | Returns After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.52%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	7.82%
Croft Income Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Income Fund’s investment objective is high current income with moderate risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.38%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and taking into account the fee waiver for “1 Year” only your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. corporate bonds and securities issued by the U.S. Government and its agencies that are considered investment grade or better.  The Fund invests to a lesser but still significant extent in U.S.-traded fixed income securities that are rated below “investment grade” or that are not rated. These lower-rated securities are often referred to as “high yield securities” or “junk bonds.” The Fund may invest in bonds and U.S. Government and agency securities of any maturity.  In making investment decisions for the Fund, the Manager considers the company’s projected future cash flow relative to debt service requirements, the underlying value of the company’s assets that may be monetized to service debt and other factors.  The Manager selects U.S. Government and agency securities by identifying those that offer the highest yield or expected appreciation compared to other securities with similar structure and maturity.  The Manager generally sells a security when it reaches its full potential value, based on a fundamental analysis, or when its risk return ratio becomes unfavorable.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s shares will fluctuate in value in response to interest rate changes and other factors, which may cause you to lose all or a substantial part of your investment.

The Fund’s net asset value, yield and total return may be affected by a decline in the price of bonds held by the Fund or a default on an underlying obligation. Conversely, during periods of rising interest rates, the values of such securities generally decline.  Generally, the longer the maturity of the fixed-income security, the more the value will decline when interest rates rise.  High-yield junk bonds are especially sensitive to changes in interest rates.

Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will affect the value of the Fund’s investment. The prices of below investment grade securities are likely to be heavily affected by changes in levels of economic activity and issuer creditworthiness.

The Fund’s investments in high-yield junk bonds involves greater risk of default or price decline than investments in investment grade securities because high-yield junk bonds may have greater price volatility and limited liquidity in the secondary market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will fluctuate in value in response to interest rate changes and other factors, which may cause you to lose all or a substantial part of your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows below illustrates the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for each calendar year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-746-3322
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.croftfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2003	rr_AnnualReturn2003	15.70%
Annual Return 2004	rr_AnnualReturn2004	5.90%
Annual Return 2005	rr_AnnualReturn2005	1.60%
Annual Return 2006	rr_AnnualReturn2006	4.44%
Annual Return 2007	rr_AnnualReturn2007	4.31%
Annual Return 2008	rr_AnnualReturn2008	(5.61%)
Annual Return 2009	rr_AnnualReturn2009	12.76%
Annual Return 2010	rr_AnnualReturn2010	6.62%
Annual Return 2011	rr_AnnualReturn2011	3.14%
Annual Return 2012	rr_AnnualReturn2012	3.56%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

*The year-to-date return as of June 30, 2013 was (0.23)%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest                 For the                    Lowest                 For the

Quarterly             Quarter                  Quarterly               Quarter

Return                   Ended                     Return                  Ended

6.09%                 (6/30/03)                  (2.75%)             (12/31/08)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Croft Income Fund | - Comparison Index - Barclays Aggregate Bond Intermediate Government Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Croft Income Fund | Croft Income Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	455
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	815
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,832
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Croft Income Fund | Croft Income Fund | Returns after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.58%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Croft Income Fund | Croft Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.46%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	3.44%
[1]	The actual acquired fund fees and expenses in the table above were less than 0.01% for class I and class R, respectively.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Manager has contractually agreed to waive its fees and/or reimburse Fund expenses through August 30, 2014 to limit Total Annual Fund Operating Expenses (excluding brokerage commissions, underlying fund fees and expenses or extraordinary expenses) to 1.10%. The agreement may be terminated only by the Corporation's Board of Directors on 60 days' written notice to the Adviser.